Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) MW	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Apr. 05, 2022 MW
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,808	$ 3,466
Long-term wind energy sale — Eastern U.S.
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Capacity of facility (in megawatts) | MW	90
Long-term wind energy sale — Canada
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Garden Plain Wind Project
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW	130
Weighted average extension period (in years)	17 years
Long-term wind energy sale — Central U.S.
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
White Rock East And White Rock West Wind Power Projects
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW	302
Horizon Hill Wind Project
Disclosure of detailed information about financial instruments [line items]
Membership interest				100.00%
Capacity of facility (in megawatts) | MW				202
Level I | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	$ (12)	(13)
Level II | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(2)	(244)
Level III | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(153)	(147)	$ (782)
Level III | Recurring fair value measurement | Other
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(4)	19
Level III | Recurring fair value measurement | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	263	203
Level III | Recurring fair value measurement | Other financial assets and liabilities (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Loans receivable	$ (110)	$ 56